Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from Operating Activities
Loss for the year	$ (15,439)	$ (14,657)	$ (15,942)
Adjustments to reconcile loss to net cash used in operating activities:	3,578	3,184	11,151
Net cash used in operating activities	(11,861)	(11,473)	(4,791)
Cash Flows from Investing Activities
Changes in short term deposits	7,273	(337)	(11,779)
Investment in affiliated company		(5,065)
Proceeds from sales of other investments	21
Purchase of fixed assets	(103)	(733)	(271)
Net cash provided by (used in) investing activities	7,191	(6,135)	(12,050)
Cash flows from Financing Activities
Issuance of ordinary shares and warrants, net of issuance expenses	6,521	11,208	10,745
Proceeds from exercise of warrants		125	12,009
Proceeds from exercise of options		34	641
Net cash provided by financing activities	6,521	11,367	23,395
Effect of exchange rate changes on cash and cash equivalents	(182)	(237)	(282)
Increase (decrease) in cash and cash equivalents	1,669	(6,478)	6,272
Cash and cash equivalents at the beginning of the period	3,158	9,636	3,364
Cash and cash equivalents at the end of the period	4,827	3,158	9,636
Share-based payment	1,638	2,040	2,455
Depreciation	259	235	49
Revaluation of derivative warrant liabilities	1	(2,071)	12,180
Equity in net loss (gain) of an affiliated company	839	2,905	(156)
Revaluation of other investments	324	(316)	(3,967)
Revaluation of securities classified as trading		(1)	(4)
Exchange rate changes on cash and cash equivalents	182	237	282
Changes in assets and liabilities:
Decrease (Increase) in other current assets	(142)	11	(378)
Increase in trade payables	154	14	226
Change in operating lease liability	110
Decrease in other payables	213	130	464
Adjustments to reconcile loss to net cash used in operating activities	$ 3,578	3,184	$ 11,151
Exercise of warrant investment (see note 4C2)		$ 4,004